FRESNILLO OBLIGATION (Tables)	12 Months Ended
Dec. 31, 2022
INTEREST AND ACCRETION EXPENSE
Schedule of long-tem debt

	December 31, 2022
	Current	Long term	Total
Camino Rojo Project Loan (note 20)	$—	$—	$—
Newmont loan (note 21)	—	—	—
Credit facility (note 22)	22,200	100,795	122,995
Fresnillo obligation (note 23)	22,800	—	22,800
	$45,000	$100,795	$145,795

	December 31, 2021
	Current	Long term	Total
Camino Rojo Project Loan (note 20)	$—	$113,260	$113,260
Newmont loan (note 21)	10,293	—	10,293
Credit facility (note 22)	—	—	—
Fresnillo obligation (note 23)	15,000	22,800	37,800
	$25,293	$136,060	$161,353

Fresnillo obligation
INTEREST AND ACCRETION EXPENSE
Schedule of long-tem debt

	Year ended	Year ended
	December 31,	December 31,
	2022	2021
Beginning of the year	$37,800	$—
Initial recognition	—	37,800
Accretion capitalized	473	1,654
Accretion expensed (note 10)	1,383	—
Principal repaid	(15,000)	—
Cash interest paid	(1,856)	(1,654)
End of the year	$22,800	$37,800

Current	22,800	15,000
Non-current	—	22,800
	$22,800	$37,800